SEGMENT REPORTING (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Segment reporting
Number of operating segment | item	1
Total net revenues	$ 323,763	$ 382,407	$ 292,417
Apparel
Segment reporting
Total net revenues	123,113	138,570	86,459
Other general merchandise
Segment reporting
Total net revenues	$ 200,650	$ 243,837	$ 205,958